Financial instruments	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Financial instruments
Financial instruments

(a)	Fair value of financial instruments

2014	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$39,510	$41,339	$—	$41,339	$—
Derivative financial instruments:
Energy contracts designated as a cash flow hedge	41,966	41,966	—	—	41,966
Energy contracts not designated as a cash flow hedge	504	504	—	—	504
Total derivative financial instruments	42,470	42,470	—	—	42,470
Total financial assets	$81,980	$83,809	$—	$41,339	$42,470
Long-term liabilities	$1,280,023	$1,363,934	$520,142	$843,792	$—
Preferred shares, Series C	18,693	18,209	—	18,209	—
Derivative financial instruments:
Cross-currency swap designated as a net investment hedge	36,276	36,276	—	36,276	—
Interest rate swap designated as a hedge	4,684	4,684	—	4,684	—
Interest rate swaps not designated as a hedge	1,383	1,383	—	1,383	—
Commodity contracts for regulated operations	2,928	2,928	—	2,928	—
Total derivative financial instruments	45,271	45,271	—	45,271	—
Total financial liabilities	$1,343,987	$1,427,414	$520,142	$907,272	$—

25.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

2013	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$22,678	$26,321	$—	$26,321	$—
Derivative financial instruments:
Energy contracts designated as a cash flow hedge	31,971	31,971	—	—	31,971
Energy contracts not designated as a cash flow hedge	3,737	3,737	—	—	3,737
Cross-currency swap designated as a net investment hedge	109	109	—	109	—
Commodity contracts for regulatory operations	482	482	—	482	—
Total derivative financial instruments	36,299	36,299	—	591	35,708
Total financial assets	$58,977	$62,620	$—	$26,912	$35,708
Long-term liabilities	$1,255,588	$1,261,340	$296,986	$964,354	$—
Preferred shares, Series C	18,805	18,293		18,293	—
Derivative financial instruments:
Energy contracts designated as a cash flow hedge	4,781	4,781	—	—	4,781
Cross-currency swap designated as a net investment hedge	7,947	7,947	—	7,947	—
Interest rate swaps not designated as a hedge	3,180	3,180	—	3,180	—
Commodity contracts for regulated operations	313	313	—	313	—
Total derivative financial instruments	16,221	16,221	—	11,440	4,781
Total financial liabilities	$1,290,614	$1,295,854	$296,986	$994,087	$4,781

25.	Financial instruments (continued)

(a)	Fair value of financial instruments (continued)
The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value as of December 31, 2014 and 2013 due to the short-term maturity of these instruments.
Notes receivable fair values (level 2) have been determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management.
The Company's level 2 fair value of long-term liabilities at fixed interest rates and Series C preferred shares has been determined using a discounted cash flow method and current interest rates.
The Company’s level 2 fair value derivative instruments primarily consist of swaps, options and forward physical deals where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves which are observable in the marketplace.
The Red Lily conversion option is measured at fair value on a recurring basis using unobservable inputs (level 3). The fair value is based on an income approach using an option pricing model that includes various inputs such as energy yield function from wind, estimated cash flows and a discount rate of 9.0%. The Company used a discount rate believed to be most relevant given the business strategy. There was no change in fair value of $nil during the years ended December 31, 2014 or 2013.
The Company’s level 3 instruments consist of energy contracts for electricity sales. The significant unobservable inputs used in the fair value measurement of energy contracts are the internally developed forward market prices ranging from $16.62 to $113.93 with a weighted average of $39.72 as of December 31, 2014.  The processes and methods of measurement are developed using the market knowledge of the trading operations within the Company and are derived from observable energy curves adjusted to reflect the illiquid market of the hedges and, in some cases, the variability in deliverable energy.  Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement. The change in the fair value of the energy contracts are detailed in notes 25(b)(ii) and 25(b)(iv).
Fair value estimates are made at a specific point in time, using available information about the financial instrument. These estimates are subjective in nature and often cannot be determined with precision.
The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There was no transfer into or out of level 1, level 2 or level 3 during the years ended December 31, 2014 or 2013.

25.	Financial instruments (continued)

(b)	Derivative instruments
Derivative instruments are recognized on the consolidated balance sheets as either assets or liabilities and measured at fair value each reporting period.

(i)	Commodity derivatives – regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated gas service territories. The Company’s strategy is to minimize fluctuations in gas sales prices to regulated customers.
The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2014
Financial contracts: Gas swaps	1,774,018
Gas options	907,758
2,681,776

The accounting for these derivative instruments is subject to guidance for rate-regulated enterprises. Therefore, the fair value of these derivatives is recorded as current or long-term assets and liabilities, with offsetting positions recorded as regulatory assets and regulatory liabilities in the consolidated balance sheets. Gains or losses on the settlement of these contracts are included in the calculation of deferred gas costs (note 7(d)). As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact. The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the consolidated balance sheets:

		2014		2013
Regulatory assets:
Gas swap contracts	U.S.	$2,178	U.S.	$86
Gas option contracts	U.S.	$346	U.S.	$208
Regulatory liabilities:
Gas swap contracts	U.S.	$—	U.S.	$416
Gas option contracts	U.S.	$—	U.S.	$37

(ii)	Cash flow hedges
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities and at one of its hydro facilities no longer subject to a power purchase agreement by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)		Pay floating price (per MW-hr)
98,167	December 2016		$67.91	AESO
915,428	December 2022	U.S. $	42.81	PJM Western HUB
3,907,711	December 2022	U.S. $	30.25	NI HUB
4,330,303	December 2027	U.S. $	36.46	ERCOT North HUB

On November 14, 2014, the Company entered into a 10-year forward-starting interest rate swap beginning on July 25, 2018 in order to reduce the interest rate risk related to the probable issuance on that date of a 10-year $135,000 bond. The change in fair value resulted in a loss of $4,684 for the year ended December 31, 2014, which is recorded in OCI.

25.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(ii)	Cash flow hedges (continued)
The following table summarizes changes in OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2014	2013

Effective portion of cash flow hedge, loss	$1,043	$18,940
Amortization on cash flow hedge	(32)	(30)
Loss (gain) reclassified from AOCI into non-regulated energy sales	5,423	(1,602)
	$6,434	$17,308
Less non-controlling interest	5,982	(9,064)
Change in OCI attributable to shareholders of APUC	$12,416	$8,244

The Company expects $10,132 of unrealized gains currently in AOCI to be reclassified into non-regulated energy sales within the next twelve months, as the underlying hedged transactions settle.

(iii)	Foreign exchange hedge of net investment in foreign operation
The Company periodically uses a combination of foreign exchange forward contracts and spot purchases to manage its foreign exchange exposure on cash flows generated from the U.S. operations. APUC only enters into foreign exchange forward contracts with major Canadian financial institutions having a credit rating of A or better, thus reducing credit risk on these forward contracts.
Concurrent with its $150,000 and $200,000 debenture offerings in December 2012 and January 2014, respectively, the Company entered into cross currency swaps, coterminous with the debentures, to effectively convert the Canadian dollar denominated offering into U.S. dollars. The Company designated the entire notional amount of the cross currency fixed-for-fixed interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Generation Group’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A loss of $28,537 (2013 - loss of $5,771) was recorded in OCI in 2014.

(iv)	Other derivatives
The Company provides energy requirements to various customers under contracts at fixed rates. While the production from the Tinker Assets are expected to provide a portion of the energy required to service these customers, APUC anticipates having to purchase a portion of its energy requirements at the ISO NE spot rates to supplement self-generated energy.
This risk is mitigated though the use of short-term financial forward energy purchase contracts which are classified as derivative instruments. The electricity derivative contracts are net settled fixed-for-floating swaps whereby APUC pays a fixed price and receives the floating or indexed price on a notional quantity of energy over the remainder of the contract term at an average rate, as per the following table. These contracts are not accounted for as hedges and changes in fair value are recorded in earnings as they occur.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)		Net Asset
18,283	March 2015	U.S. $	57.53	$417

25.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(iv)	Other derivatives (continued)
The Company is party to an interest rate swap whereby, the Company pays a fixed interest rate of 4.47% on a notional amount of $60,513 and receives floating interest at 90 day CDOR, up to the expiry of the swap in September 2015. As of December 31, 2014, the estimated fair value of the interest rate swap was a liability of $1,383 (2013 – liability of $3,180).  This interest rate swap is not being accounted for as a hedge and consequently, changes in fair value are recorded in earnings as they occur.
For derivatives that are not designated as cash flow hedges and for the ineffective portion of gains and losses on derivatives that are accounted for as hedges, the changes in the fair value are immediately recognized in earnings.
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2014	2013
Change in unrealized loss (gain) on derivative financial instruments:
Interest rate swaps	$(1,797)	$(1,598)
Energy derivative contracts	3,386	(3,809)
Total change in unrealized loss (gain) on derivative financial instruments	$1,589	$(5,407)
Realized loss (gain) on derivative financial instruments:
Interest rate swaps	1,962	2,024
Energy derivative contracts	(3,627)	(466)
Total realized loss (gain) on derivative financial instruments	$(1,665)	$1,558
Gain on derivative financial instruments not accounted for as hedges	(76)	(3,849)
Ineffective portion of derivative financial instruments accounted for as hedges	1,451	(1,351)
Loss (gain) on derivative financial instruments	$1,375	$(5,200)

(c)	Risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view of mitigating these risks to the extent possible on a cost effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes.
This note provides disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk, liquidity risk, foreign currency risk and interest rate risk, and how the Company manages those risks.

25.	Financial instruments (continued)

(c)	Risk management (continued)
Credit risk
Credit risk is the risk of an unexpected loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company’s financial instruments that are exposed to concentrations of credit risk are primarily cash and cash equivalents, accounts receivable, notes receivable and derivative instruments. The Company limits its exposure to credit risk with respect to cash equivalents by ensuring available cash is deposited with its senior lenders in Canada all of which have a credit rating of A or better. The Company does not consider the risk associated with accounts receivable to be significant as over 80% of revenue from power generation is earned from large utility customers having a credit rating of BBB or better, and revenue is generally invoiced and collected within 45 days.
The remaining revenue is primarily earned by the Distribution Group which consists of water and wastewater utilities, electric utilities and gas utilities in the United States. In this regard, the credit risk related to Distribution Group accounts receivable balances of U.S. $119,866 is spread over thousands of customers. The Company has processes in place to monitor and evaluate this risk on an ongoing basis including background credit checks and security deposits from new customers. In addition, the state regulators of the Distribution Group allow for a reasonable bad debt expense to be incorporated in the rates and therefore recovered from rate payers.
As of December 31, 2014, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2014
	Canadian $	US $
Cash and cash equivalents and restricted cash	$5,823	$19,095
Accounts receivable	20,320	151,265
Allowance for doubtful accounts	—	(6,232)
Notes receivable	21,901	15,179
	$48,044	$179,307

In addition, the Company continuously monitors the creditworthiness of the counterparties to its foreign exchange, interest rate, and energy derivative contracts prior to settlement, and assesses each counterparty’s ability to perform on the transactions set forth in the contracts. The counterparties consist primarily of financial institutions. This concentration of counterparties may impact our overall exposure to credit risk, either positively or negatively, in that the counterparties may be similarly affected by changes in economic, regulatory or other conditions.
As of December 31, 2014, an amount receivable under the derivatives for Sandy Ridge, Senate and Minonk Wind Facilities of $156 (2013 - $7,344) was held as collateral by the counterparty.

25.	Financial instruments (continued)

(c)	Risk management (continued)
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity risk is to ensure, to the extent possible, that it will always have sufficient liquidity to meet liabilities when due. As of December 31, 2014, in addition to cash on hand of $9,273 the Company had $485,927 available to be drawn on its senior debt facilities. Each of the Company's revolving credit facilities contain covenants which may limit amounts available to be drawn.
The Company’s liabilities mature as follows:

	Due less than 1 year	Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$9,130	$90,955	$218,795	$961,143	$1,280,023
Advances in aid of construction	1,149	—	—	79,955	81,104
Interest on long-term debt	64,232	125,268	102,070	146,689	438,259
Purchase obligations	267,914				267,914
Environmental obligation	19,643	36,623	6,072	10,256	72,594
Derivative financial instruments:
Cross-currency swap	1,463	2,975	2,433	29,405	36,276
Interest rate forwards	—	—	4,684	—	4,684
Interest rate swaps	1,383	—	—	—	1,383
Energy derivative and commodity contracts	2,337	591	—	—	2,928
Other obligations	9,873	860	25	29,659	40,417
Total obligations	$377,124	$257,272	$334,079	$1,257,107	$2,225,582

Foreign currency risk
The Company is exposed to currency fluctuations from its U.S. based operations. APUC manages this risk primarily through the use of natural hedges by using U.S. long-term debt to finance its U.S. operations.
The Company designates the amounts drawn on the Generation Group's revolving credit facility denominated in U.S. dollars as a hedge of the foreign currency exposure of its net investment in the Generation Group’s U.S. operations. The foreign currency transaction gain or loss on the outstanding U.S. dollar denominated balance of the facility that is designated as a hedge of the net investment in its foreign operations is reported in the same manner as a translation adjustment (in OCI) related to the net investment, to the extent it is effective as a hedge. A foreign currency loss of $2,727 for the year-ended December 31, 2014 (2013 - $1,607) was recorded in OCI.
Interest rate risk
The Company is exposed to interest rate fluctuations related to certain of its floating rate debt obligations, including certain project specific debt and its revolving credit facilities, its interest rate swaps as well as interest earned on its cash on hand. The Company does not currently hedge that risk.